Other current liabilities	6 Months Ended
Jun. 30, 2026
Other Current Liabilities [Abstract]
Other current liabilities	Other current liabilities
The composition of other current liabilities as of 30 June 2026 and 31 December 2025 is as follows:

	30 June 2026	31 December 2025
Unpaid salary and salary related expenses (1)	17,615	9,866
Accrued interest	19,175	19,860
Accrued vacation leave	9,885	9,337
Commercial provision	20,200	—
Accrued commercial fees	24,718	24,718
Accrued royalties	11,845	10,933
Accrued other expenses	16,687	19,511
	120,125	94,225
(1) Includes $1.4 million of termination benefit liability (refer to Note 3).
During the six months ended 30 June 2026, the Company reassessed certain commercial and contractual matters arising under existing agreements. Based on information available at 30 June 2026, management recognized a provision representing its best estimate of probable losses associated with these matters. The ultimate outcome remains uncertain and actual outcomes could differ from current estimates.
Accrued other expenses as of 30 June 2026 include $4.8 million related to outsourced research and development services and co-development programs, including amounts payable under collaboration arrangements, and $4.7 million of accrued transaction costs. The remainder of the balance is composed of recurring liabilities.